CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Jun. 17, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Series S1 Convertible Preferred stock, Par value	$ 0		$ 0
Series S1 Convertible Preferred stock, Shares authorized	70,000,000	70,000,000	70,000,000
Series S1 Convertible Preferred stock, Shares issued	70,000,000		0	0
Series S1 Convertible Preferred stock, Shares outstanding	70,000,000		0	0
Common shares, par value	$ 0		$ 0	$ 0
Common shares, shares issued	7,195,529		7,195,529	4,828,846
Common shares, shares outstanding	7,195,529		7,195,529	4,828,846